Supplementary Information to Statements of Income (Details Textuals) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Supplementary Information to Statements of Income (Textuals) [Abstract]
Impairment loss on long-lived assets	$ 61,952	¥ 5,142,000	¥ 3,332,000	¥ 16,414,000
Loss on disposal fixed assets and other included losses	880	73,000
Sale of fixed assets and other included losses	33,578	2,787,000
Reorganization cost	$ 45,434	¥ 3,771,000	¥ 8,883,000